General (Details) ₪ / shares in Units, $ / shares in Units, $ in Thousands					9 Months Ended
	Jan. 31, 2025 USD ($)	Jan. 07, 2025 USD ($)	Nov. 04, 2024 USD ($) $ / shares shares	Jun. 02, 2024 USD ($) $ / shares	Sep. 30, 2025 USD ($) $ / shares shares	Jun. 02, 2024 ILS (₪) ₪ / shares
General [Line Items]
Total gross proceeds (in Dollars) | $		$ 33,100
Securities sold per unit (in Dollars per share) | $ / shares			$ 1.82
Lieu of ordinary share			1
Gross proceeds (in Dollars) | $	$ 55,500
Pre-Funded Warrant [Member]
General [Line Items]
Warrants shares			1
Tranche A Warrants [Member]
General [Line Items]
Sale of stock price per share (in Dollars per share) | $ / shares			$ 2.35
Tranche B Warrants [Member]
General [Line Items]
Sale of ordinary shares			8,250,000
Sale of stock price per share (in Dollars per share) | $ / shares			$ 1.82
Convertible Bonds [Member]
General [Line Items]
Principal amount				$ 30,000		₪ 110,000,000
Principal amount rate				6.50%
Conversion price | (per share)				$ 2.6		₪ 9.53
ITAC [Member]
General [Line Items]
Ordinary share issued					3,866,842
Warrants shares					10,735,680
Common Stock [Member]
General [Line Items]
Ordinary share issued			1
Sale of ordinary shares			8,250,000
Common Stock [Member] | Tranche A Warrants [Member]
General [Line Items]
Sale of ordinary shares			8,250,000
Public Warrants [Member] | ITAC [Member]
General [Line Items]
Warrants shares					7,623,600
Private Warrants [Member] | ITAC [Member]
General [Line Items]
Warrants shares					3,112,080
PIPE [Member]
General [Line Items]
Total gross proceeds (in Dollars) | $					$ 118,288
Transaction costs (in Dollars) | $					$ 16,707
Ordinary shares par value (in Dollars per share) | $ / shares					$ 10
PIPE [Member] | Common Stock [Member]
General [Line Items]
Total gross proceeds (in Dollars) | $					$ 100,000
Sale of ordinary shares					10,000,000
IPO [Member]
General [Line Items]
Total gross proceeds (in Dollars) | $			$ 15,000
Other offering expenses payable (in Dollars) | $			$ 1,200